GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE  15:-         GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables presents total revenues and property and equipment, net, by geographic area:

1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2024	2023	2022

Americas, principally the U.S.	$1,070.4	$1,025.7	$991.1
EMEA *)	1,120.5	1,050.4	993.9
Israel	72.9	66.3	55.6
Asia Pacific	301.2	272.3	289.3

	$2,565.0	$2,414.7	$2,329.9

*) Includes Europe, the Middle East (excluding Israel) and Africa

2. Property and equipment, net and ROU assets:

	December 31,
	2024	2023

Israel	$78.4	$78.4
U.S.	9.3	8.9
Rest of the world	20.2	14.6

	$107.9	$101.9

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2024, 2023 and 2022 by product lines:

	Year ended December 31,
	2024	2023	2022

Product and licenses:
Network security Gateways	$470.1	$452.0	$507.8
Other *)	37.8	45.4	47.1

	507.9	497.4	554.9
Security subscriptions	1,104.2	981.2	858.0
Software updates and maintenance	952.9	936.1	917.0

Total revenues	$2,565.0	$2,414.7	$2,329.9

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2024	2023	2022

Financial income:
Interest income	$93.6	$92.4	$67.6
Amortization of marketable securities premium and accretion of discount, net	6.4	-	-
	100.0	92.4	67.6
Financial expense:
Amortization of marketable securities premium and accretion of discount, net	-	3.1	18.5
Realized loss on sale of marketable securities, net	-	6.7	-
Foreign currency re-measurement loss	2.1	3.8	3.3
Others	1.8	2.3	1.8

	3.9	15.9	23.6

	$96.1	$76.5	$44.0